Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Stock - based compensation			$ 761,667
Salaries [Member]
Stock - based compensation	$ 72,500	$ 0	120,833	0
Consulting Fees [Member]
Stock - based compensation	$ 409,167	$ 0	$ 640,834	$ 0